UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04506
                                                     ---------

                           The Phoenix-Engemann Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          600 North Rosemead Boulevard
                               Pasadena, CA 91107
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer                   John H. Beers, Esq.
Counsel and Secretary for Registrant              Vice President and Secretary
   Phoenix Life Insurance Company                Phoenix Life Insurance Company
          One American Row                               One American Row
         Hartford, CT 06102                            Hartford, CT 06102
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (626) 351-9686
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX-ENGEMANN FUNDS
GLOSSARY
September 30, 2005


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)
A leading insurer of bonds, providing bondholders an unconditional, irrevocable guarantee that principal and interest payments would be received in full and on time.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)
A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)
One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix All-Cap Growth Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS--86.8%

AIR FREIGHT & LOGISTICS--3.3%
FedEx Corp.                                       22,000       $  1,916,860
Pacer International, Inc.                         55,000          1,449,800
United Parcel Service, Inc. Class B               27,000          1,866,510
                                                               ------------
                                                                  5,233,170
                                                               ------------

APPLICATION SOFTWARE--1.6%
Blackboard, Inc.(b)                              100,000          2,501,000

ASSET MANAGEMENT & CUSTODY BANKS--2.2%
GAMCO Investors, Inc. Class A                     75,000          3,438,750

AUTOMOTIVE RETAIL--0.9%
Advance Auto Parts, Inc.(b)                       37,500          1,450,500

BIOTECHNOLOGY--9.0%
Amgen, Inc.(b)                                    31,000          2,469,770
Critical Therapeutics, Inc.(b)                    84,200            793,164
Genentech, Inc.(b)                                33,000          2,778,930
Gilead Sciences, Inc.(b)                          46,000          2,242,960
Inhibitex, Inc.(b)                                90,400            920,272
Nektar Therapeutics(b)                           140,000          2,373,000
Neurocrine Biosciences, Inc.(b)                   17,000            836,230
NPS Pharmaceuticals, Inc.(b)                      70,000            707,700
Nuvelo, Inc.(b)                                  115,000          1,104,000
                                                               ------------
                                                                 14,226,026
                                                               ------------

BROADCASTING & CABLE TV--2.4%
Comcast Corp. Class A(b)                          64,000          1,880,320
EchoStar Communications Corp. Class A             56,000          1,655,920
WorldSpace, Inc. Class A(b)                       20,000            281,800
                                                               ------------
                                                                  3,818,040
                                                               ------------

COMMUNICATIONS EQUIPMENT--6.2%
Cisco Systems, Inc.(b)                           164,000          2,940,520
QUALCOMM, Inc.                                    58,000          2,595,500
SafeNet, Inc.(b)                                 105,000          3,812,550
Telkonet, Inc.(b)                                125,000            490,000
                                                               ------------
                                                                  9,838,570
                                                               ------------

COMPUTER HARDWARE--6.1%
Apple Computer, Inc.(b)                           52,000          2,787,720
Avid Technology, Inc.(b)                          55,000          2,277,000


                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS (continued)

COMPUTER HARDWARE (CONTINUED)
Dell, Inc.(b)                                     85,000       $  2,907,000
Stratasys, Inc.(b)                                55,000          1,633,500
                                                               ------------
                                                                  9,605,220
                                                               ------------

CONSUMER FINANCE--1.5%
SLM Corp.                                         43,000          2,306,520

DATA PROCESSING & OUTSOURCED SERVICES--2.2%
First Data Corp.                                  69,000          2,760,000
Wright Express Corp.(b)                           35,000            755,650
                                                               ------------
                                                                  3,515,650
                                                               ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.1%
Advisory Board Co. (The)(b)                       55,000          2,862,200
Corporate Executive Board Co. (The)               10,000            779,800
Tetra Tech, Inc.(b)                               80,000          1,345,600
                                                               ------------
                                                                  4,987,600
                                                               ------------

DRUG RETAIL--1.2%
Walgreen Co.                                      45,000          1,955,250

FOOD RETAIL--1.1%
Whole Foods Market, Inc.                          13,000          1,747,850

GENERAL MERCHANDISE STORES--1.9%
Target Corp.                                      57,000          2,960,010

HEALTH CARE EQUIPMENT--5.1%
INAMED Corp.                                      10,000            756,800
Kinetic Concepts, Inc.(b)                         52,000          2,953,600
Medtronic, Inc.                                   81,000          4,343,220
                                                               ------------
                                                                  8,053,620
                                                               ------------

HEALTH CARE SERVICES--2.2%
Medco Health Solutions, Inc.(b)                   64,000          3,509,120

HOME IMPROVEMENT RETAIL--2.4%
Lowe's Cos., Inc.                                 58,000          3,735,200

HOUSEHOLD PRODUCTS--1.4%
Procter & Gamble Co. (The)                        38,000          2,259,480

INDUSTRIAL CONGLOMERATES--3.1%
General Electric Co.                             145,000          4,882,150

                     See Notes to Schedules of Investments

Phoenix All-Cap Growth Fund


                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS (continued)

INTERNET RETAIL--1.8%
eBay, Inc.(b)                                     71,000       $  2,925,200

INTERNET SOFTWARE & SERVICES--4.7%
Equinix, Inc.(b)                                  20,000            833,000
j2 Global Communications, Inc.(b)                100,000          4,042,000
Yahoo!, Inc.(b)                                   77,000          2,605,680
                                                               ------------
                                                                  7,480,680
                                                               ------------

INVESTMENT BANKING & BROKERAGE--1.5%
MarketAxess Holdings, Inc.(b)                     30,000            408,000
Morgan Stanley                                    38,000          2,049,720
                                                               ------------
                                                                  2,457,720
                                                               ------------

LEISURE FACILITIES--1.4%
Life Time Fitness, Inc.(b)                        65,000          2,154,100

MOVIES & ENTERTAINMENT--1.6%
News Corp. Class B                               159,000          2,623,500

OFFICE SERVICES & SUPPLIES--0.3%
PeopleSupport, Inc.(b)                            60,000            471,000

OTHER DIVERSIFIED FINANCIAL SERVICES--1.8%
Citigroup, Inc.                                   63,000          2,867,760

PACKAGED FOODS & MEATS--0.2%
Hain Celestial Group, Inc. (The)(b)               20,000            388,000

PHARMACEUTICALS--0.4%
Medicis Pharmaceutical Corp. Class A              20,000            651,200

RESTAURANTS--1.1%
Starbucks Corp.(b)                                34,000          1,703,400

SEMICONDUCTORS--5.2%
Intel Corp.                                      154,000          3,796,100
Mindspeed Technologies, Inc.(b)                  760,000          1,831,600
ON Semiconductor Corp.(b)                        500,000          2,585,000
                                                               ------------
                                                                  8,212,700
                                                               ------------

SOFT DRINKS--3.7%
Hansen Natural Corp.(b)                           70,000          3,295,600
PepsiCo, Inc.                                     46,000          2,608,660
                                                               ------------
                                                                  5,904,260
                                                               ------------

SPECIALIZED CONSUMER SERVICES--0.9%
Collectors Universe, Inc.(b)                     107,200          1,361,440

SPECIALTY STORES--1.2%
Staples, Inc.                                     89,000          1,897,480


                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS (continued)

SYSTEMS SOFTWARE--2.0%
Adobe Systems, Inc.                               35,000       $  1,044,750
Microsoft Corp.                                   86,000          2,212,780
                                                               ------------
                                                                  3,257,530
                                                               ------------

THRIFTS & MORTGAGE FINANCE--0.8%
Federal Agricultural Mortgage Corp.
Class C                                           55,000          1,338,700

WIRELESS TELECOMMUNICATION SERVICES--1.3%
InPhonic, Inc.(b)                                145,000          1,993,750
--------------------------------------------------------------------------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $108,428,616)                                  137,712,146
--------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--12.1%

APPLICATION SOFTWARE--1.8%
SAP AG Sponsored ADR (Germany)                    65,000          2,816,450

ASSET MANAGEMENT & CUSTODY BANKS--2.2%
Stewart (W.P.) & Co. Ltd. (United
States)                                          155,000          3,459,600

MOVIES & ENTERTAINMENT--0.3%
Imax Corp. (United States)(b)                     40,000            417,200

PHARMACEUTICALS--0.6%
Teva Pharmaceutical Industries Ltd.
Sponsored ADR (United States)                     31,000          1,036,020

SEMICONDUCTORS--7.2%
ARM Holdings plc Sponsored ADR
(United Kingdom)                                 700,000          4,389,000
O2Micro International Ltd.
(Taiwan)(b)                                      260,000          4,092,400
Taiwan Semiconductor Manufacturing
Co. Ltd. Sponsored ADR (Taiwan)                  354,299          2,912,338
                                                               ------------
                                                                 11,393,738
                                                               ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $14,868,722)                                    19,123,008
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $123,297,338)                                  156,835,154
--------------------------------------------------------------------------------


                                                PAR VALUE
                                                  (000)            VALUE
                                                ---------      ------------

SHORT-TERM INVESTMENTS--1.5%

COMMERCIAL PAPER--1.5%
CAFCO LLC 3.90%, 10/3/05                          $2,450          2,449,469
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,449,469)                                      2,449,469
--------------------------------------------------------------------------------

                     See Notes to Schedules of Investments

Phoenix All-Cap Growth Fund


TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $125,746,807)                                  159,284,623(a)

Other assets and liabilities, net--(0.4)%                          (675,936)
                                                               ------------
NET ASSETS--100.0%                                             $158,608,687
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $36,407,666 and gross depreciation of $2,913,986 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $125,790,943.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                      See Notes to Schedules of Investments

Phoenix Balanced Return Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)


                                                PAR VALUE
                                                  (000)            VALUE
                                                ---------      ------------

U.S. GOVERNMENT SECURITIES--4.4%

U.S. TREASURY BONDS--0.9%
U.S. Treasury Bond 9.25%, 2/15/16                $   175       $   244,788
U.S. Treasury Bond 5.375%, 2/15/31                   190           212,859
                                                               -----------
                                                                   457,647
                                                               -----------

U.S. TREASURY NOTES--3.5%
U.S. Treasury Note 3%, 11/15/07                      100            97,656
U.S. Treasury Note 3.875%, 7/15/10                   995           979,881
U.S. Treasury Note 4.125%, 8/15/10                   500           497,754
U.S. Treasury Note 4%, 2/15/15                        50            48,672
U.S. Treasury Note 4.25%, 8/15/15                    100            99,375
                                                               -----------
                                                                 1,723,338
                                                               -----------
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,159,562)                                     2,180,985
---------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.8%
FNMA 4.50%, 4/1/19                                   666           652,521
FNMA 4%, 7/1/19                                      108           103,827
FNMA 5%, 6/1/20                                      296           295,395
FNMA 5%, 6/1/20                                      237           236,368
FNMA 5%, 8/1/20                                      148           147,719
FNMA 5%, 8/1/34                                      849           831,895
FNMA 5.50%, 9/1/34                                 1,591         1,591,392
FNMA 6%, 5/1/35                                      888           903,332
FNMA 5.50%, 8/1/35                                    50            49,994
---------------------------------------------------------------------------

TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,856,895)                                     4,812,443
---------------------------------------------------------------------------

MUNICIPAL BONDS--4.7%

CALIFORNIA--2.1%
Alameda Corridor Transportation
  Authority Revenue Taxable Series
  D 6%, 10/1/11 (MBIA Insured)                       500           531,175
San Luis Obispo County Pension
  Obligation Revenue Taxable Series
  A 3.94%, 9/1/12 (MBIA Insured)                     330           313,474
University of California Revenue
  Series F 4.375%, 5/15/30 (FSA
  Insured)                                           200           192,946
                                                               -----------
                                                                 1,037,595
                                                               -----------


                                                PAR VALUE
                                                  (000)            VALUE
                                                ---------      ------------

MISSISSIPPI--0.7%
Mississippi Development Bank
  Jackson County Special Obligation
  Revenue Taxable Series A 5%,
  6/1/11 (FSA Insured)                           $   340       $   343,478

NEW JERSEY--0.6%
New Jersey State Educational
  Facilities Authority Revenue
  Princeton University Series B
  4.25%, 7/1/35                                      160           149,489
New Jersey Turnpike Authority
  Revenue Prerefunded Taxable
  Series B 4.252%, 1/1/16 (AMBAC
  Insured)                                             6             5,913
New Jersey Turnpike Authority
  Revenue Unrefunded Taxable Series
  B 4.252%, 1/1/16 (AMBAC Insured)                   149           142,451
                                                               -----------
                                                                   297,853
                                                               -----------

NEW YORK--0.8%
Buffalo General Obligation Taxable
  Series A 4.71%, 2/1/13 (AMBAC
  Insured)                                           420           416,132

WISCONSIN--0.5%
Wauwatosa Redevelopment Authority
  Economic Improvements Revenue
  Taxable 5.20%, 12/1/14 (MBIA
  Insured)                                           225           226,773
---------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,356,632)                                     2,321,831
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.5%
Capital One Master Trust 01-5 A
  5.30%, 6/15/09                                     291           293,003
Carmax Auto Owner Trust  03-1, A4
  2.16%, 11/15/09                                    257           250,545
Case New Holland Equipment Trust
  03-A, A4B 2.57%, 9/15/09                           250           244,178
GMAC Mortgage Corp. Loan Trust
  05-HE2, A3 4.622%, 11/25/35(c)                     100            99,156
M&I Auto Loan Trust 03-1 B 3.45%,
  2/21/11                                            155           151,608
Merrill Lynch Mortgage Investors,
  Inc. 05-NCA A 4.09%, 2/25/36(c)                    180           180,133
---------------------------------------------------------------------------

TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,226,448)                                      1,218,623
---------------------------------------------------------------------------

                     See Notes to Schedules of Investments

Phoenix Balanced Return Fund

                                                PAR VALUE
                                                  (000)            VALUE
                                                ---------      ------------

DOMESTIC CORPORATE BONDS--6.9%

ADVERTISING--0.2%
Lamar Media Corp. 144A 6.625%,
  8/15/15(b)                                     $    85       $    86,913

AIRLINES--1.0%
Delta Air Lines, Inc. 02-1, G-1
  6.718%, 1/2/23                                     498           504,686

AUTOMOBILE MANUFACTURERS--0.4%
American Honda Finance Corp. 144A
  4.25%, 3/11/08(b)                                  175           173,662

BROADCASTING & CABLE TV--0.3%
Comcast Corp. 5.30%, 1/15/14                          75            74,805
Echostar DBS Corp. 6.375%, 10/1/11                    50            49,812
                                                               -----------
                                                                   124,617
                                                               -----------

CONSUMER FINANCE--0.6%
Ford Motor Credit Co. 7.25%,
  10/25/11                                            75            71,189
General Motors Acceptance Corp.
  6.875%, 9/15/11                                     55            50,088
HSBC Finance Corp. 6.75%, 5/15/11                    175           190,333
                                                               -----------
                                                                   311,610
                                                               -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Computer Sciences Corp. 3.50%,
  4/15/08                                            175           169,905

ELECTRIC UTILITIES--0.6%
Entergy Gulf States, Inc. 5.70%,
  6/1/15                                             125           122,478
PPL Capital Funding Trust I Series
  A 4.33%, 3/1/09                                    175           171,551
                                                               -----------
                                                                   294,029
                                                               -----------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Waste Management, Inc. 5%, 3/15/14                   175           171,924

FOREST PRODUCTS--0.3%
Weyerhaeuser Co. 6.75%, 3/15/12                      150           162,083

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. 144A
  5.625%, 9/15/12(b)                                  10             9,900

HEALTH CARE EQUIPMENT--0.3%
Fisher Scientific International,
  Inc. 6.75%, 8/15/14                                125           131,563

HEALTH CARE FACILITIES--0.3%
HCA, Inc. 6.30%, 10/1/12                             125           124,873

INTEGRATED OIL & GAS--0.3%
ChevronTexaco Capital Co. 3.375%,
  2/15/08                                            175           170,505


                                                PAR VALUE
                                                  (000)            VALUE
                                                ---------      ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Qwest Corp. 8.875%, 3/15/12                      $    50       $    54,875

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13                  25            24,651
NiSource Finance Corp. 5.45%,
  9/15/20                                            120           117,383
                                                               -----------
                                                                   142,034
                                                               -----------

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc.
  144A 4.875%, 7/1/15(b)                              55            53,724

OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
JPMorgan Chase & Co. 5.125%, 9/15/14                 175           174,560

PACKAGED FOODS & MEATS--0.4%
Campbell Soup Co. 5%, 12/3/12                        175           175,942

TOBACCO--0.1%
Reynolds (R.J.) Tobacco Holdings,
  Inc. 144A 7.30%, 7/15/15(b)                         50            51,375

TRADING COMPANIES & DISTRIBUTORS--0.2%
Hughes Supply, Inc. 5.50%, 10/15/14                  100            97,707

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series
  E 6.875%, 10/31/13                                 175           185,754
--------------------------------------------------------------------------------

TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $3,399,825)                                     3,372,241
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--8.8%
Countrywide Alternative Loan Trust
  05-43, 4A2 5.788%, 10/25/35(c)                     119           119,088
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-12, 12A1
  4.845%, 8/25/34(c)                                 182           180,338
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-13, 1A1
  5.50%, 8/25/34                                     166           166,264
Countrywide Home Loan Mortgage
  Pass-Through Trust 05-HYB6, 2A2
  5.331%, 10/20/35(c)                                 50            49,836
Crown Castle Towers LLC 05-1A, AFX
  144A 4.643%, 6/15/35(b)                            110           108,289
First Horizon Alternative Mortgage
  Security 05-AA8, 3A2 5.808%,
  10/25/35(c)                                        146           146,778
First Union-Lehman Brothers - Bank
  of America 98-C2, A2 6.56%,
  11/18/35                                           236           245,008
GE Capital Commercial Mortgage
  Corp. 04-C3, A4 5.189%, 7/10/39(c)                 350           354,029

                     See Notes to Schedules of Investments

Phoenix Balanced Return Fund

                                                PAR VALUE
                                                  (000)            VALUE
                                                ---------      ------------

Greenwich Capital Commercial
  Funding Corp. 04-GG1, A7 5.317%,
  6/10/36(c)                                     $   500       $   510,792
GS Mortgage Securities Corp. II
  05-GG4, AJ 4.782%, 7/10/39                         220           214,573
JPMorgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3
  6.26%, 3/15/33                                     300           319,036
JPMorgan Mortgage Trust 05-S2, 2A15
  6%, 9/25/35                                        249           254,654
LB-UBS Commercial Mortgage Trust
  04-C4, A2 4.567%, 6/15/29(c)                       250           248,631
PNC Mortgage Acceptance Corp.
  00-C2, A2 7.30%, 10/12/33                          250           273,294
RAAC Series 05-SP1, 1A1 5%, 9/25/34                  214           208,595
Structured Asset Securities Corp.
  03-32, 1A1 5.351%, 11/25/33(c)                      97            96,416
Structured Asset Securities Corp.
  05-6, 4A1 5%, 5/25/35                              194           189,333
Wachovia Bank Commercial Mortgage
  Trust 04-C12, A4 5.235%,
  7/15/41(c)                                         300           306,500
Washington Mutual, Inc.
  05-AR3, A2 4.656%,
  3/25/35(c)                                         158           157,598
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1 5%,
  5/25/20                                            100            99,487
Wells Fargo Mortgage Backed
  Securities Trust 05-AR10, 2A16
  4.111%, 6/25/35(c)                                  50            48,938
--------------------------------------------------------------------------------

TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,338,129)                                     4,297,477
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.9%

AUSTRALIA--0.5%
Commonwealth of Australia Series
  1106 6.75%, 11/15/06                               318(f)        246,180

BRAZIL--0.3%
Federative Republic of Brazil
  4.313%, 4/15/12(c)                                  66            64,981
Federative Republic of Brazil
  10.50%, 7/14/14                                     65            78,845
                                                               -----------
                                                                   143,826
                                                               -----------

MEXICO--0.2%
United Mexican States 5.875%,
  1/15/14                                            100           103,400

NEW ZEALAND--0.3%
Commonwealth of New Zealand Series
  206 6.50%, 2/15/06                                 202(g)        139,681

PANAMA--0.3%
Republic of Panama 7.25%, 3/15/15                     35            38,325


                                                PAR VALUE
                                                  (000)            VALUE
                                                ---------      ------------

PANAMA--(CONTINUED)
Republic of Panama 9.375%, 1/16/23               $    75       $    95,062
                                                               -----------
                                                                   133,387
                                                               -----------

PERU--0.1%
Republic of Peru 7.35%, 7/21/25                       25            26,625

PHILIPPINES--0.1%
Republic of Philippines 8.375%,
  2/15/11                                             80            83,900

TURKEY--0.1%
Republic of Turkey 7.375%, 2/5/25                     50            50,188
--------------------------------------------------------------------------------

TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $927,549)                                          927,187
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--1.8%

AUSTRALIA--0.3%
Westfield Capital Corp. 144A
  4.375%, 11/15/10(b)                                175           170,774

CANADA--0.2%
Rogers Wireless Communications,
  Inc. 7.25%, 12/15/12                                75            79,687

CHILE--0.4%
Celulosa Arauco y Constitucion S.A.
  144A 5.625%, 4/20/15(b)                            200           198,351

GERMANY--0.4%
Deutsche Telekom International
  Finance BV 8.50%, 6/15/10                          175           198,402

MEXICO--0.1%
Pemex Project Funding Master Trust
  144A 5.75%, 12/15/15(b)                             50            49,500

RUSSIA--0.2%
Gazstream SA 144A 5.625%, 7/22/13(b)                 100           100,750

SOUTH KOREA--0.2%
Korea Development Bank 5.50%,
  11/13/12                                            90            92,507
--------------------------------------------------------------------------------

TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $896,587)                                         889,971
--------------------------------------------------------------------------------


                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS--56.7%

ADVERTISING--1.4%
Harte-Hanks, Inc.                                 16,000           422,880
Omnicom Group, Inc.                                3,400           284,342
                                                               -----------
                                                                   707,222
                                                               -----------

                     See Notes to Schedules of Investments

Phoenix Balanced Return Fund

                                                 SHARES            VALUE
                                                 -------       ------------

AEROSPACE & DEFENSE--1.4%
United Technologies Corp.                         12,900       $   668,736

AIR FREIGHT & LOGISTICS--0.7%
FedEx Corp.                                        4,000           348,520

ASSET MANAGEMENT & CUSTODY BANKS--1.0%
Mellon Financial Corp.                            16,100           514,717

BROADCASTING & CABLE TV--1.1%
Comcast Corp. Class A(d)                          19,100           561,158

CASINOS & GAMING--0.8%
Harrah's Entertainment, Inc.                       5,844           380,970

COMMUNICATIONS EQUIPMENT--1.6%
Cisco Systems, Inc.(d)                            43,400           778,162

COMPUTER HARDWARE--2.3%
Dell, Inc.(d)                                     10,500           359,100
International Business Machines
Corp.                                              9,400           754,068
                                                               -----------
                                                                 1,113,168
                                                               -----------

CONSTRUCTION & ENGINEERING--2.1%
Jacobs Engineering Group, Inc.(d)                 15,300         1,031,220

DIVERSIFIED BANKS--4.8%
Bank of America Corp.                             21,300           896,730
Wachovia Corp.                                    13,500           642,465
Wells Fargo & Co.                                 13,900           814,123
                                                               -----------
                                                                 2,353,318
                                                               -----------

DRUG RETAIL--1.5%
CVS Corp.                                         25,900           751,359

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Emerson Electric Co.                               5,100           366,180

FOOTWEAR--0.5%
NIKE, Inc. Class B                                 3,100           253,208

HEALTH CARE EQUIPMENT--2.4%
Beckman Coulter, Inc.                              2,500           134,950
Fisher Scientific International,
Inc.(d)                                           10,700           663,935
Thermo Electron Corp.(d)                          11,500           355,350
                                                               -----------
                                                                 1,154,235
                                                               -----------

HEALTH CARE FACILITIES--1.4%
HCA, Inc.                                         10,600           507,952
Manor Care, Inc.                                   4,700           180,527
                                                               -----------
                                                                   688,479
                                                               -----------


                                                 SHARES            VALUE
                                                 -------       ------------

HEALTH CARE SERVICES--0.8%
Express Scripts, Inc.(d)                           6,300       $   391,860

HOUSEHOLD PRODUCTS--3.0%
Colgate-Palmolive Co.                              7,100           374,809
Procter & Gamble Co. (The)                        15,500           921,630
Spectrum Brands, Inc.(d)                           8,300           195,465
                                                               -----------
                                                                 1,491,904
                                                               -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.8%
Manpower, Inc.                                    12,900           572,631
Robert Half International, Inc.                    9,200           327,428
                                                               -----------
                                                                   900,059
                                                               -----------

INDUSTRIAL CONGLOMERATES--2.9%
General Electric Co.                              42,800         1,441,076

INTEGRATED OIL & GAS--1.8%
Exxon Mobil Corp.                                 14,000           889,560

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
SBC Communications, Inc.                          13,500           323,595
Verizon Communications, Inc.                      11,400           372,666
                                                               -----------
                                                                   696,261
                                                               -----------

INTERNET SOFTWARE & SERVICES--1.1%
WebEx Communications, Inc.(d)                     23,000           563,730

INVESTMENT BANKING & BROKERAGE--1.0%
Merrill Lynch & Co., Inc.                          7,600           466,260

MANAGED HEALTH CARE--1.9%
WellPoint, Inc.(d)                                12,000           909,840

MOVIES & ENTERTAINMENT--1.2%
Walt Disney Co. (The)                             24,000           579,120

MULTI-UTILITIES & UNREGULATED POWER--1.1%
PG&E Corp.                                        14,300           561,275

OIL & GAS DRILLING--0.9%
Patterson-UTI Energy, Inc.                        12,100           436,568

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Anadarko Petroleum Corp.                           4,000           383,000

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Citigroup, Inc.                                    7,200           327,744
JPMorgan Chase & Co.                              20,000           678,600
                                                               -----------
                                                                 1,006,344
                                                               -----------

PACKAGED FOODS & MEATS--1.5%
Dean Foods Co.(d)                                  5,000           194,300

                     See Notes to Schedules of Investments

Phoenix Balanced Return Fund

                                                 SHARES            VALUE
                                                 -------       ------------

PACKAGED FOODS & MEATS--(CONTINUED)
Heinz (H.J.) Co.                                   9,100       $   332,514
Kellogg Co.                                        3,700           170,681
TreeHouse Foods, Inc.(d)                           1,060            28,493
                                                               -----------
                                                                   725,988
                                                               -----------

PHARMACEUTICALS--2.4%
Johnson & Johnson                                 13,200           835,296
Pfizer, Inc.                                      14,500           362,065
                                                               -----------
                                                                 1,197,361
                                                               -----------

RAILROADS--1.1%
Norfolk Southern Corp.                            13,500           547,560

RESTAURANTS--2.1%
McDonald's Corp.                                  30,500         1,021,445

SOFT DRINKS--1.4%
Coca-Cola Co. (The)                               15,500           669,445

SYSTEMS SOFTWARE--1.7%
Microsoft Corp.                                   32,200           828,506

WIRELESS TELECOMMUNICATION SERVICES--1.0%
Sprint Nextel Corp.                               20,187           480,048
--------------------------------------------------------------------------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $25,890,331)                                   27,857,862
--------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(e)--1.0%

APPLICATION SOFTWARE--0.7%
Amdocs Ltd. (United States)(d)                    11,600           321,668

ELECTRONIC MANUFACTURING SERVICES--0.3%
Flextronics International Ltd.
(Singapore)(d)                                    11,100           142,635
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $443,440)                                         464,303
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $46,495,398)                                   48,342,923
--------------------------------------------------------------------------------


                                                PAR VALUE
                                                  (000)            VALUE
                                                ---------      ------------

SHORT-TERM INVESTMENTS--0.8%

COMMERCIAL PAPER--0.8%
UBS Finance Delaware LLC 3.86%,
  10/3/05                                        $   405       $   404,913
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $404,913)                                         404,913
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $46,900,311)                                   48,747,836(a)

Other assets and liabilities, net--0.7%                            346,652
                                                              ------------
NET ASSETS--100.0%                                            $ 49,094,488
                                                              ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,781,917 and gross depreciation of $943,762 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $46,909,681.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $1,003,238 or 2.0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Non-income producing.
(e) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(f) Par value represents Australian Dollar.
(g) Par value represents New Zealand Dollar.

                     See Notes to Schedules of Investments

Phoenix Nifty Fifty Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS--90.0%

AIR FREIGHT & LOGISTICS--4.1%
FedEx Corp.                                       17,000       $ 1,481,210
United Parcel Service, Inc. Class B               20,000         1,382,600
                                                               -----------
                                                                 2,863,810
                                                               -----------

BIOTECHNOLOGY--8.0%
Amgen, Inc.(b)                                    24,200         1,928,014
Genentech, Inc.(b)                                23,700         1,995,777
Gilead Sciences, Inc.(b)                          35,000         1,706,600
                                                               -----------
                                                                 5,630,391
                                                               -----------

BROADCASTING & CABLE TV--3.4%
Comcast Corp. Class A(b)                          44,800         1,316,224
EchoStar Communications Corp. Class A             35,200         1,040,864
                                                               -----------
                                                                 2,357,088
                                                               -----------

COMMUNICATIONS EQUIPMENT--5.9%
Cisco Systems, Inc.(b)                           113,548         2,035,915
QUALCOMM, Inc.                                    47,000         2,103,250
                                                               -----------
                                                                 4,139,165
                                                               -----------

COMPUTER HARDWARE--5.7%
Apple Computer, Inc.(b)                           33,900         1,817,379
Dell, Inc.(b)                                     64,200         2,195,640
                                                               -----------
                                                                 4,013,019
                                                               -----------

CONSUMER FINANCE--2.4%
SLM Corp.                                         31,500         1,689,660

DATA PROCESSING & OUTSOURCED SERVICES--2.8%
First Data Corp.                                  49,200         1,968,000

DRUG RETAIL--1.7%
Walgreen Co.                                      28,000         1,216,600

FOOD RETAIL--1.5%
Whole Foods Market, Inc.                           7,900         1,062,155

GENERAL MERCHANDISE STORES--3.1%
Target Corp.                                      41,700         2,165,481

HEALTH CARE EQUIPMENT--7.5%
Kinetic Concepts, Inc.(b)                         36,800         2,090,240
Medtronic, Inc.                                   58,500         3,136,770
                                                               -----------
                                                                 5,227,010
                                                               -----------


                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS (continued)

HEALTH CARE SERVICES--3.7%
Medco Health Solutions, Inc.(b)                   46,900       $ 2,571,527

HOME IMPROVEMENT RETAIL--3.8%
Lowe's Cos., Inc.                                 41,200         2,653,280

HOUSEHOLD PRODUCTS--2.3%
Procter & Gamble Co. (The)                        27,500         1,635,150

INDUSTRIAL CONGLOMERATES--5.6%
General Electric Co.                             117,300         3,949,491

INTERNET RETAIL--3.1%
eBay, Inc.(b)                                     53,100         2,187,720

INTERNET SOFTWARE & SERVICES--2.4%
Yahoo!, Inc.(b)                                   48,800         1,651,392

INVESTMENT BANKING & BROKERAGE--2.1%
Morgan Stanley                                    27,400         1,477,956

MOVIES & ENTERTAINMENT--2.9%
News Corp. Class B                               121,200         1,999,800

OTHER DIVERSIFIED FINANCIAL SERVICES--3.0%
Citigroup, Inc.                                   46,100         2,098,472

RESTAURANTS--1.8%
Starbucks Corp.(b)                                25,900         1,297,590

SEMICONDUCTORS--4.4%
Intel Corp.                                      124,100         3,059,065

SOFT DRINKS--2.6%
PepsiCo, Inc.                                     32,500         1,843,075

SPECIALTY STORES--1.9%
Staples, Inc.                                     63,000         1,343,160

SYSTEMS SOFTWARE--4.3%
Adobe Systems, Inc.                               26,000           776,100
Microsoft Corp.                                   86,300         2,220,499
                                                               -----------
                                                                 2,996,599
                                                               -----------
--------------------------------------------------------------------------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $49,112,528)                                   63,096,656
--------------------------------------------------------------------------------

                     See Notes to Schedules of Investments

Phoenix Nifty Fifty Fund

                                                 SHARES            VALUE
                                                 -------       ------------

FOREIGN  COMMON STOCKS(c)--7.4%

APPLICATION SOFTWARE--3.2%
SAP AG Sponsored ADR (Germany)                    52,000       $ 2,253,160

PHARMACEUTICALS--1.2%
Teva Pharmaceutical Industries Ltd.
Sponsored ADR (United States)                     24,100           805,422

SEMICONDUCTORS--3.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. Sponsored ADR (Taiwan)                  259,699         2,134,726
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,668,801)                                     5,193,308
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $53,781,329)                                   68,289,964
--------------------------------------------------------------------------------


                                                PAR VALUE
                                                  (000)            VALUE
                                                ---------      ------------

SHORT-TERM INVESTMENTS--2.9%

COMMERCIAL PAPER--2.9%
CAFCO LLC 3.90%, 10/3/05                        $  2,055         2,054,555
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,054,555)                                     2,054,555
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $55,835,884)                                   70,344,519(a)

Other assets and liabilities, net--(0.3)%                         (222,661)
                                                              ------------
NET ASSETS--100.0%                                            $ 70,121,858
                                                              ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,441,980 and gross depreciation of $1,027,773 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $55,930,312.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

Phoenix Small-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS--81.4%

AIR FREIGHT & LOGISTICS--0.9%
Pacer International, Inc.                        102,000       $ 2,688,720

APPLICATION SOFTWARE--3.0%
Blackboard, Inc.(b)                              377,000         9,428,770

ASSET MANAGEMENT & CUSTODY BANKS--3.7%
GAMCO Investors, Inc. Class A                    247,000        11,324,950

AUTOMOBILE MANUFACTURERS--0.4%
Winnebago Industries, Inc.                        43,000         1,245,710

AUTOMOTIVE RETAIL--1.6%
Advance Auto Parts, Inc.(b)                      130,500         5,047,740

BIOTECHNOLOGY--9.1%
Abgenix, Inc.(b)                                 158,000         2,003,440
Coley Pharmaceutical Group, Inc.(b)               32,300           587,860
Critical Therapeutics, Inc.(b)                   222,000         2,091,240
ICOS Corp.                                        96,000         2,651,520
Inhibitex, Inc.(b)                               255,000         2,595,900
Nektar Therapeutics(b)                           593,000        10,051,350
Neurocrine Biosciences, Inc.(b)                   73,000         3,590,870
Northfield Laboratories, Inc.(b)                  29,000           374,100
NPS Pharmaceuticals, Inc.(b)                     171,000         1,728,810
Nuvelo, Inc.(b)                                  277,000         2,659,200
                                                               -----------
                                                                28,334,290
                                                               -----------

BROADCASTING & CABLE TV--0.3%
WorldSpace, Inc. Class A(b)                       70,300           990,527

CASINOS & GAMING--3.3%
Multimedia Games, Inc.(b)                        230,000         2,233,300
Scientific Games Corp. Class A(b)                258,000         7,998,000
                                                               -----------
                                                                10,231,300
                                                               -----------

COMMUNICATIONS EQUIPMENT--2.8%
SafeNet, Inc.(b)                                 205,000         7,443,550
Telkonet, Inc.(b)                                333,000         1,305,360
                                                               -----------
                                                                 8,748,910
                                                               -----------

COMPUTER HARDWARE--3.0%
Avid Technology, Inc.(b)                         130,000         5,382,000


                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS (continued)

COMPUTER HARDWARE (CONTINUED)
Stratasys, Inc.(b)                               136,000       $ 4,039,200
                                                               -----------
                                                                 9,421,200
                                                               -----------

DATA PROCESSING & OUTSOURCED SERVICES--1.7%
MoneyGram International, Inc.                    111,000         2,409,810
Wright Express Corp.(b)                          131,000         2,828,290
                                                               -----------
                                                                 5,238,100
                                                               -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--9.0%
Advisory Board Co. (The)(b)                      195,000        10,147,800
Corporate Executive Board Co. (The)              146,000        11,385,080
Corrections Corporation of
America(b)                                        49,000         1,945,300
Tetra Tech, Inc.(b)                              264,000         4,440,480
                                                               -----------
                                                                27,918,660
                                                               -----------

EDUCATION SERVICES--1.6%
Lincoln Educational Services Corp.(b)             54,000           636,660
Strayer Education, Inc.                           47,000         4,442,440
                                                               -----------
                                                                 5,079,100
                                                               -----------

GENERAL MERCHANDISE STORES--0.1%
99 Cents Only Stores                              48,000           444,000

HEALTH CARE EQUIPMENT--3.9%
Conor Medsystems, Inc.(b)                        103,000         2,420,500
INAMED Corp.                                     128,000         9,687,040
                                                               -----------
                                                                12,107,540
                                                               -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.5%
Resources Connection, Inc.(b)                     56,000         1,659,280

INTERNET RETAIL--0.1%
VistaPrint Ltd.(b)                                25,520           385,352

INTERNET SOFTWARE & SERVICES--8.1%
CNET Networks, Inc.(b)                           383,000         5,197,310
Digitas, Inc.(b)                                 221,000         2,510,560
Equinix, Inc.(b)                                  76,000         3,165,400
j2 Global Communications, Inc.(b)                306,000        12,368,520
LivePerson, Inc.(b)                              521,700         1,972,080
                                                               -----------
                                                                25,213,870
                                                               -----------

                     See Notes to Schedules of Investments

Phoenix Small-Cap Growth Fund

                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS (continued)

INVESTMENT BANKING & BROKERAGE--0.4%
MarketAxess Holdings, Inc.(b)                     83,000       $ 1,128,800

LEISURE FACILITIES--2.0%
Life Time Fitness, Inc.(b)                       188,000         6,230,320

LEISURE PRODUCTS--3.0%
MarineMax, Inc.(b)                                95,000         2,421,550
Marvel Entertainment, Inc.(b)                    180,000         3,216,600
Polaris Industries, Inc.                          76,000         3,765,800
                                                               -----------
                                                                 9,403,950
                                                               -----------

MOVIES & ENTERTAINMENT--0.4%
CKX, Inc.(b)                                      93,500         1,175,295

OFFICE SERVICES & SUPPLIES--0.5%
PeopleSupport, Inc.(b)                           211,000         1,656,350

PACKAGED FOODS & MEATS--0.5%
Hain Celestial Group, Inc. (The)(b)               79,000         1,532,600

PHARMACEUTICALS--4.3%
Barrier Therapeutics, Inc.(b)                     63,000           528,570
Medicis Pharmaceutical Corp. Class A              51,000         1,660,560
MGI Pharma, Inc.(b)                              251,000         5,850,810
Pain Therapeutics, Inc.(b)                       163,000         1,025,270
Sepracor, Inc.(b)                                 75,000         4,424,250
                                                               -----------
                                                                13,489,460
                                                               -----------

RESTAURANTS--2.5%
Cheesecake Factory, Inc. (The)(b)                179,000         5,591,960
McCormick & Schmick's Seafood
Restaurants, Inc.(b)                             103,000         2,175,360
                                                               -----------
                                                                 7,767,320
                                                               -----------

SEMICONDUCTORS--5.5%
Advanced Analogic Technologies, Inc.(b)            9,200           102,948
Integrated Device Technology, Inc.(b)            231,400         2,485,236
International Rectifier Corp.(b)                  28,000         1,262,240
Mindspeed Technologies, Inc.(b)                2,047,000         4,933,270
ON Semiconductor Corp.(b)                      1,222,000         6,317,740
Semtech Corp.                                    110,000         1,811,700
                                                               -----------
                                                                16,913,134
                                                               -----------

SOFT DRINKS--3.5%
Hansen Natural Corp.(b)                          229,000        10,781,320


                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS (continued)

SPECIALIZED CONSUMER SERVICES--0.9%
Collectors Universe, Inc.(b)                     211,000       $ 2,679,700

SPECIALTY STORES--1.4%
Guitar Center, Inc.(b)                            76,000         4,195,960

THRIFTS & MORTGAGE FINANCE--1.5%
Federal Agricultural Mortgage Corp. Class C      191,000         4,648,940

WIRELESS TELECOMMUNICATION SERVICES--1.9%
InPhonic, Inc.(b)                                422,000         5,802,500
--------------------------------------------------------------------------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $177,487,077)                                 252,913,668
--------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--11.1%

APPLICATION SOFTWARE--0.7%
Retalix Ltd. (United States)(b)                   86,000         2,075,180

ASSET MANAGEMENT & CUSTODY BANKS--2.9%
Stewart (W.P.) & Co. Ltd. (United States)        411,600         9,186,912

MOVIES & ENTERTAINMENT--0.5%
Imax Corp. (United States)(b)                    148,000         1,543,640

SEMICONDUCTORS--7.0%
ARM Holdings plc Sponsored ADR
(United Kingdom)                               1,656,000        10,383,120
O2Micro International Ltd. (Taiwan)(b)           715,000        11,254,100
                                                               -----------
                                                                21,637,220
                                                               -----------
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $23,473,127)                                   34,442,952
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--92.5%
(IDENTIFIED COST $200,960,204)                                 287,356,620
--------------------------------------------------------------------------------


                                                PAR VALUE
                                                  (000)            VALUE
                                                ---------      ------------

SHORT-TERM INVESTMENTS--7.4%

COMMERCIAL PAPER--7.4%
CAFCO LLC 3.90%, 10/3/05                        $ 15,390        15,386,666
UBS Finance Delaware LLC 3.88%, 10/3/05            7,775         7,773,324
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $23,159,990)                                   23,159,990
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $224,120,194)                                 310,516,610(a)

Other assets and liabilities, net--0.1%                            185,522
                                                              ------------
NET ASSETS--100.0%                                            $310,702,132
                                                              ============

                     See Notes to Schedules of Investments

Phoenix Small-Cap Growth Fund

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $96,875,328 and gross depreciation of $10,483,093 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $224,124,375.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

PHOENIX-ENGEMANN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Phoenix-Engemann Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION
    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX-ENGEMANN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)


E. REIT INVESTMENTS
    Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATION
    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

    High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.

NOTE 3-- ILLIQUID SECURITIES
    Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Phoenix-Engemann Funds
                         -------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date November 22, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date November 22, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer (principal financial officer)

Date November 22, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.